RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

20.           RELATED PARTY TRANSACTIONS

There were no material related party transactions in 2019 and 2018 other than compensation of key management personnel.

The Company received no dividends from Puren during the years ended December 31, 2019 and 2018.

Key management personnel

Compensation of key management personnel of the Company is as follows:

	Years ended December 31,
	2019	2018
Cash compensation - Salaries, short-term incentives, and other benefits	$7.3	$8.6
Long-term incentives, including share-based payments	8.5	9.3
Termination and post-retirement benefits	10.2	—
Total compensation paid to key management personnel	$26.0	$17.9

Key management personnel are defined as the Senior Leadership Team and members of the Board of Directors.